Basis Of Preparation Of The Consolidated Financial Statements - Summary of Financial Information on Ferrosur Roca S A (Parenthetical) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Ferrosur Roca SA [member] | Intragroup [Member]
Disclosure of subsidiaries [line items]
Intergroup transactions with related party	$ 11,867	$ 472,492